Financial instruments - Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Foreign Currency Risk Exposure

The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2018	2017
Assets
Cash and cash equivalents	$53,123	$25,189
Investments	2	277
Accounts receivable, net	68,171	75,769
Other assets	19,107	29,459

Total assets	$140,403	$130,694
Liabilities
Accounts payable	48,501	37,186
Taxes payable	40,243	50,922
Other liabilities	20,771	25,471

Total liabilities	$109,515	$113,579

Net position	$30,888	$17,114

Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost

The movement in the allowance for impairment for short and long-term investments at amortized cost during the year was as follows.

2018
Balance at beginning of year (under IAS 39)	$—
Adjustment on initial application of IFRS 9	(1,120)

Balance at beginning of year under IFRS 9	(1,120)

Additions	(98)

Balance at end of year	$(1,218)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix

Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix at December 31, 2018:

	Account receivables
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.1%	16.8%	26.8%	48.1%	59.8%
Gross carrying amount	$122,288	$112,394	$1,799	$533	$312	$7,250
Expected credit loss	$5,057	$124	$303	$143	$150	$4,337

Summary of Comparitive information of Maturity of Accounts Receivable

The information as of December 31, 2017 under IAS 39 is as follows:

2017
Neither past due nor impaired	$115,685
Past due 1 to 30 days	1,286
Past due 31 to 60 days	617
More than 60 days	497

118,085
Impaired	3,673

Total accounts receivable	$121,758

Summary of Financial Liabilities According to Maturity Date

The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.

December 31, 2018

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Debt	18	$1,287,248	$1,465,223	$348,654	$529,624	$586,945
Account payable	19	124,962	124,962	124,962	—	—
Account payable to related parties	19	15,464	15,464	15,464	—	—

		$1,427,674	$1,605,649	$489,080	$529,624	$586,945

December 31, 2017

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Debt	18	$1,174,581	$1,313,191	$329,284	$549,726	$434,181
Account payable	19	116,554	116,554	116,554	—	—
Account payable to related parties	19	12,880	12,880	12,880	—	—

		$1,304,015	$1,442,625	$458,718	$549,726	$434,181

Summary of Gearing Ratio

The Company’s gearing ratio (unaudited) is a follows:

	2018	2017
Total debt (note 18)	$1,287,248	$1,174,581
Less: non-restricted cash and cash equivalents and short-term investments	(722,358)	(943,900)

Net debt	564,890	230,681
Total equity	1,840,679	1,895,126

Total capitalization	2,405,569	2,125,807

Gearing ratio	23.5%	10.9%

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities

The following table shows the carrying amount and fair values of financial assets and financial liabilities as of December 31:

		Carrying amount		Fair Value
	Note	2018	2017	2018	2017
Financial assets
Cash and cash equivalents	8	$156,158	$238,792	$156,158	$238,792
Short-term investments	9	566,200	705,108	566,200	705,108
Account receivable	10	117,231	118,085	117,231	118,085
Long-term investments	9	138,846	65,953	138,349	65,953
Financial liabilities
Debt	18	1,287,248	1,174,581	1,147,248	1,053,070
Account payable	19	140,426	129,434	140,426	129,434